Subsequent Events	12 Months Ended
Mar. 31, 2024
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent Events

Note 19 — Subsequent Events

On April 18, 2024 the Company granted 213,000 stock options to certain employees and directors with an exercise price of $0.68 and a three year vesting period.

On June 7, 2024, the Company sold 391,017 shares at an average price of $1.9931 for net proceeds of $754,511 utilizing its At-the-Market Offering Agreement which was filed as a 6-K on January 22, 2024.